Management Fees, Selling Commissions, Platform Fees and Profit Share (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ManagementFeeSellingCommissionPlatformFeesAndProfitShareAbstractLineItems [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Profit share percentage	20.00%
Management fees	$ 3,148,410	$ 3,415,443
Series A [Member]
ManagementFeeSellingCommissionPlatformFeesAndProfitShareAbstractLineItems [Line Items]
Selling commissions, per month	0.167%
Selling commissions, per annum	2.00%
Series B [Member]
ManagementFeeSellingCommissionPlatformFeesAndProfitShareAbstractLineItems [Line Items]
Platform fee, per month	0.208%
Platform fee, per annum	0.25%
Series D [Member]
ManagementFeeSellingCommissionPlatformFeesAndProfitShareAbstractLineItems [Line Items]
Selling commissions, per month	0.062%
Selling commissions, per annum	0.75%